Pension and Other Postretirement Benefit Plans Pension Plan, Liabilities and Net Periodic Costs (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 02, 2015	Jan. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Pension Plan
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Current liabilities - Accrued expenses and other current liabilities						$ 6	$ 7
Other long-term liabilities - Other long-term liabilities						10,621	1,584
Net amount recorded						10,627	1,591
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost						0	796	$ 4,848
Interest cost	$ 637		$ 659	$ 1,273	$ 1,317	2,626	4,004	7,307
Expected return on assets	(1,064)		(1,059)	(2,129)	(2,118)	(4,195)	(5,545)	(7,967)
Settlement loss (gain)						388	(27,603)	0
Recognition of actuarial losses (gains)						10,216	(2,437)	3,133
Net periodic pension benefit	$ (427)		$ (400)	$ (856)	$ (801)	$ 9,035	$ (30,785)	$ 7,321
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount or settlement rates	3.90%		4.60%	3.90%	4.60%	4.50%	4.60%	4.70%
Expected long-term rates of return on assets	7.90%	7.60%	7.60%	7.90%	7.60%	7.60%	7.20%	6.80%
Rates on increase in compensation levels							3.90%	3.90%
Discount rate		4.23%	4.68%		4.68%	3.90%	4.60%
Single Employer Contributions:
2016						$ 6
Single Employer Benefit Payments:
2016						2,560
2017						2,753
2018						2,917
2019						3,056
2020						3,190
2021-2025						17,502
Postretirement Health Coverage
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Current liabilities - Accrued expenses and other current liabilities						1,232	$ 1,923
Other long-term liabilities - Other long-term liabilities						13,671	21,368
Net amount recorded						14,903	23,291
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Prior service (benefit) cost						(3,123)	171	$ 178
Accumulated other comprehensive (income) loss						(3,123)	171	178
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 3		$ 3	$ 7	$ 6	12	80	274
Interest cost	121		224	242	448	745	1,076	1,871
Expected return on assets						0	(67)	(305)
Amortization of transition obligation						0	0	176
Amortization of prior service (benefit) cost	(770)		8	(1,543)	17	(2,267)	33	27
Settlement loss (gain)						0	(8,387)	0
Recognition of actuarial losses (gains)						(2,245)	(48)	(2,128)
Net periodic pension benefit	$ (646)		$ 235	$ (1,294)	$ 471	(3,755)	(7,313)	(85)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Prior service (credit)/cost						(5,561)	0	0
Transition asset						0	0	(176)
Prior service cost (credit)						2,267	(33)	(27)
Total recognized in other comprehensive income						$ (3,294)	$ (33)	$ (203)
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount or settlement rates	3.40%		4.00%	3.40%	4.00%	3.80%	4.10%	4.40%
Expected long-term rates of return on assets							2.70%	4.00%
Discount rate		3.58%	4.01%		4.01%	3.40%	4.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on accumulated postretirement benefit obligation for one percent increase						$ 85
Effect on accumulated postretirement benefit obligation for one percent decrease						(74)
Effect on net periodic postretirement benefit cost for one percent increase						4
Effect on net periodic postretirement benefit cost for one percent decrease						(4)
Single Employer Contributions:
2016						1,232
Single Employer Benefit Payments:
2016						1,232
2017						1,234
2018						1,366
2019						1,307
2020						1,263
2021-2025						$ 5,313